Wynnewood Acquisition (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 15, 2011 item	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Purchase Price Allocation
Total consideration transferred, net of cash acquired				$ 587,122,000
WEC
Acquisition
WEC's revenues included in Consolidated Statement of Operations from date of acquisition				115,700,000
WEC's operating loss before taxes included in Consolidated Statement of Operations from date of acquisition				2,300,000
Capacity of refinery acquired by the entity in Wynnewood, Oklahoma (in bpd)	70,000
Number of barrels of storage tanks owned by the entity included in the refinery of the acquiree	2,000,000
WEC | CRLLC
Acquisition
Number of wholly-owned subsidiaries of acquired entity	2
Final purchase price	593,400,000
Initial cash payment	525,000,000
Working capital adjustment	66,600,000
Capital expenditure adjustment	1,800,000
Refund resulting from post-closing working capital and capital expenditure adjustments				15,800,000
Amount of increase in preliminary purchase price		1,100,000
Purchase Price Allocation
Cash and cash equivalents	6,300,000
Accounts Receivable	159,000,000
Inventories	213,500,000
Prepaid expenses and other current assets	6,000,000
Property, plant and equipment	577,000,000
Accounts payable and accrued liabilities	(316,100,000)
Long-term debt	(52,300,000)
Total fair values of net assets acquired	593,400,000
Less: cash acquired	6,300,000
Total consideration transferred, net of cash acquired	587,100,000
Acquisition Costs
Transaction fees and expenses included in selling, general and administrative expense			11,000,000	5,200,000
Period of bridge loan				1 year
Commitment fee and other third party costs				$ 3,900,000